Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues
Base rent	$ 185,425	$ 141,685	$ 132,119
Contingent rent	53,631	86,383	100,322
Admission rights	26,762	24,019	20,633
Parking fees	14,914	11,751	10,845
Commissions	10,292	7,899	6,133
Property management fees	2,689	2,392	2,365
Others	3,463	2,789	2,566
Averaging of scheduled rent escalation	(128)	2,819	(32)
Rentals and services income	297,048	279,737	274,951
Revenue from hotels operation and tourism services	64,578	85,810	77,496
Sale of trading properties	10,864	9,628	19,722
Total revenues from sales, rentals and services	372,490	375,175	372,169
Expenses and collective promotion fund	96,036	82,884	90,317
Total revenues from expenses and collective promotion funds	96,036	82,884	90,317
Revenues	$ 468,526	$ 458,059	$ 462,486